Equity Investments - Equity method investments - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Schedule Of Equity Method Investments [Line Items]
Investment capital contribution returned		¥ 1,100
Income (loss) from investments	¥ (15,964)	(11,125)	¥ (8,195)
Investments in Two Limited Partnerships
Schedule Of Equity Method Investments [Line Items]
Investment amounts	22,700	39,100
Total considerations				¥ 60,000
Income (loss) from investments	¥ (16,200)	¥ (11,600)	¥ (8,200)